Income Taxes - Summary of Tax Provision (Detail) - USD ($)	4 Months Ended	7 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Current
Federal		$ 22,010
State
Deferred
Federal		(48,114)
State
Valuation allowance		48,114
Income tax provision	$ 2,347	$ 22,010